Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	¥ 12,409,000		¥ 14,721,000		$ 1,799
Prepayments and Other Assets
Prepayments And Other Assets [Line Items]
Contract assets allowance for credit losses	12,409,000		14,721,000		1,799
Provisions (reversal) charged against the allowance for credit losses	(2,311,000)	$ (335)	5,446,000	¥ (9,310,000)
Write-offs charged against the allowance for credit losses	0		0	0
Allowance for credit losses on other current and non-current assets	133,644,000		93,217,000		$ 19,377
Provisions for credit losses on other current and non-current assets	57,115,000	8,281	19,529,000	73,688,000
Write-offs charged against the allowance	¥ 16,688,000	$ 2,420	¥ 0	¥ 0